PRINCIPAL ACTIVITIES AND ORGANIZATION (Details Narrative) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Variable interest entity registered capital		¥ 33,797
Exclusive Service Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement term	10 years
Equity Interest Pledge Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest percentage	100.00%